Condensed Consolidated Statements of Comprehensive Income/(Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 296	$ 112	$ 132
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments, net of tax	74	(135)	(37)
Available for sale securities, net of tax	(1)	1
Changes in the fair value of cash flow hedges, net of tax	1	1	32
Defined benefit pension plan adjustments, net of tax	(105)	(71)	(40)
Total other comprehensive loss	(31)	(204)	(45)
Total comprehensive income/(loss)	265	(92)	87
Comprehensive income attributable to noncontrolling interests	2	2	2
Total comprehensive income/(loss) attributable to Nielsen stockholders	$ 263	$ (94)	$ 85